Summary of Significant Accounting Policies - Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Jan. 01, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 707,895		¥ 1,180,898	¥ 2,834,962	$ 102,635
Available-for-sale investments	19,531				2,832
Accounts receivable	34,824				5,049
Prepaid expenses and other current assets	140,894		161,826		20,428
Total current assets	913,375		1,342,724		132,427
Property and equipment, net	32,295		69,811		4,682
Right-of-use assets	30,052		153,963		4,357
Other non-current assets	4,802		13,923		696
TOTAL ASSETS	980,524		1,580,421		142,162
Accrued Liabilities and Other Liabilities	153,023		392,293		22,186
Deferred revenue and customer advances, current	42,385		243,878		6,145	¥ 243,878	¥ 596,307
Operating Lease, Liability, Current	18,719		46,885		2,714
Total current liabilities	214,127		683,056		31,045
Operating Lease, Liability, Noncurrent	7,534		100,329		1,092
TOTAL LIABILITIES	221,661		783,385		$ 32,137
Net revenues	531,064	$ 76,997	2,184,520	1,294,371
Net income	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Net cash generated from (used in) operating activities	(463,926)	(67,263)	(1,506,692)	(522,988)
Net cash used in investing activities	(8,931)	(1,296)	(117,603)	(89,504)
Net cash (used in) generated from financing activities	(33,857)	$ (4,909)	952	2,797,421
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	154,544		239,520
Available-for-sale investments	19,531
Accounts receivable	32,934
Prepaid expenses and other current assets	110,131		115,333
Total current assets	317,140		354,853
Property and equipment, net	9,264		33,854
Right-of-use assets	12,244		89,853
Other non-current assets	3,070		8,138
Total non-current assets	24,578		131,845
TOTAL ASSETS	341,718		486,698
Accrued Liabilities and Other Liabilities	35,220		93,115
Deferred revenue and customer advances, current	40,092		239,267
Operating Lease, Liability, Current	8,179		29,113
Total current liabilities	83,491		361,495
Operating Lease, Liability, Noncurrent	3,563		57,906
Total non-current liabilities	3,563		57,906
TOTAL LIABILITIES	87,054		419,401
Net revenues	498,602		2,166,327	1,229,126
Net income	309,653		797,867	301,096
Net cash generated from (used in) operating activities	(135,866)		(137,607)	347,773
Net cash used in investing activities	(14,510)		(61,413)	(85,788)
Net cash (used in) generated from financing activities	¥ 65,400		¥ 18,400	¥ (9,000)